CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Accounts receivable, allowances	$ 86	$ 99
Common stock, par value	$ 0.00001	$ 0.00000
Common stock, shares authorized	12,600,000	12,600,000
Common stock, shares issued	5,866,161	6,294,494
Common stock, shares outstanding	5,866,161	6,294,494